Maintenance Expenses - Summary of Maintenance Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Aviation repair and maintenance charges	¥ 9,101	¥ 8,565	¥ 8,394
Staff payroll and welfare	2,875	2,976	2,736
Maintenance materials	1,399	1,516	1,574
Maintenance expenses	¥ 13,375	¥ 13,057	¥ 12,704